Related Party Transactions (Details) - Schedule of Related Party Transactions - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2024
Schedule of Related Party Transactions [Line Items]
Subtotal	$ 3,121,338			$ 25,704
Less: allowance for credit losses
Total revenue from related parties	98,003,465	$ 74,164,149
Mr. Mei Kanayama [Member]
Schedule of Related Party Transactions [Line Items]
Relationships with related parties			Representative director, director, and controlling shareholder
Total due to related parties	6,919			29,716
DinnerBank Co., Ltd. (“DinnerBank”) [Member]
Schedule of Related Party Transactions [Line Items]
Relationships with related parties			An entity of which Mr. Kanayama’s wife is a director and the representative director
Palpito [Member]
Schedule of Related Party Transactions [Line Items]
Relationships with related parties			An equity investment entity of the Company, which was sold to DinnerBank on June 30, 2023.
Total revenue from related parties		14,902
Tokushin G.K.[Member]
Schedule of Related Party Transactions [Line Items]
Relationships with related parties			A shareholder of the Company.
Total due to related parties	5,236
Seihinkokusai [Member]
Schedule of Related Party Transactions [Line Items]
Subtotal	3,121,338			25,704
Related Party [Member]
Schedule of Related Party Transactions [Line Items]
Total accounts receivable, net – a related party	3,121,338			25,704
Total due from a related party	538			9,762
Total accounts payable – a related party	310,795			299,541
Total due to related parties	17,599			42,943
Total revenue from related parties	6,866,951	115,034
Total purchase from a related party	4,969,413	139,351
DinnerBank [Member]
Schedule of Related Party Transactions [Line Items]
Total due from a related party	538			9,762
Total accounts payable – a related party	310,795			299,541
Total due to related parties	5,444			$ 13,227
Total revenue from related parties	6,866,951	100,132
Total purchase from a related party	$ 4,969,413	$ 139,351